Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2013
Accrued Expenses and Other Current Liabilities
16.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities comprise the following:

	As of March 31,
	2012		2013
	(In millions)
Unearned revenues	Rs.	5,548	Rs.	6,627	US$	121
License fees		696		665		12
Deposits from customers and contractors		2,128		963		18
Accrued payroll		4,287		4,740		87
Interest payable		669		606		11
Other accrued expenses		6,348		9,257		170
Derivative financial instruments		1,571		411		7
Other current liabilities		2,049		2,213		41

Total	Rs.	23,296	Rs.	25,482	US$	467

Other current liabilities include current deferred tax liability of Rs. 1 million and Rs. 1 million respectively for the fiscals 2012 and 2013 respectively [See note 18].